Reportable Segments (Details) - Schedule of four major customers with revenues - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - One Energy Enterprises Inc [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Major Customer [Line Items]
Operating revenues	71.00%	76.00%
Long-Term Contract with Customer [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Operating revenues	22.00%	22.00%
Long-Term Contract with Customer [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Operating revenues	18.00%	19.00%
Long-Term Contract with Customer [Member] | Customer E [Member]
Revenue, Major Customer [Line Items]
Operating revenues	16.00%
Short-Term Contract with Customer [Member] | Customer C [Member]
Revenue, Major Customer [Line Items]
Operating revenues		18.00%
Short-Term Contract with Customer [Member] | Customer D [Member]
Revenue, Major Customer [Line Items]
Operating revenues		17.00%
Short-Term Contract with Customer [Member] | Customer F [Member]
Revenue, Major Customer [Line Items]
Operating revenues	15.00%